Investments - Filecoiner Preferred Stock (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Nov. 14, 2021	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021	Oct. 14, 2021 $ / shares shares
Schedule of Equity Method Investments [Line Items]
Impairment expense		$ 12,429	$ 0	$ 12,429	$ 0
Filecoiner | Series B Preferred Stock
Schedule of Equity Method Investments [Line Items]
Investment owned, balance, shares (in shares) | shares								8,000
Investment liquidation preference | $ / shares								$ 1,000
Investment redemption terms	Filecoiner will use 1.5% of its annual gross revenue to redeem any outstanding shares of Filecoiner Series B Preferred Stock. This amount will be paid to the holder of the Filecoiner Series B Preferred Stock within 15 days of the completion of Filecoiner's audited financial statements. During any 12-calendar month period, 25% of the shares of Series B Preferred Stock shall be convertible at the option of the holder thereof at any time into a number of shares of common stock determined by dividing (i) the original issue price by (ii) the conversion price then in effect.
investment conversion price (in USD per share) | $ / shares								$ 8.00
Investment owned, restricted, cost						$ 6,400
Filecoiner | Preferred Shares
Schedule of Equity Method Investments [Line Items]
Impairment expense		$ 6,400		$ 6,400
Filecoiner | Measurement Input, Discount Rate | Series B Preferred Stock
Schedule of Equity Method Investments [Line Items]
Alternative investment, measurement input							0.40
Filecoiner | Measurement Input, Risk Free Interest Rate | Series B Preferred Stock
Schedule of Equity Method Investments [Line Items]
Alternative investment, measurement input							0.0105
Filecoiner | Measurement Input, Risk Free Interest Rate | Valuation Technique, Option Pricing Model | Series B Preferred Stock
Schedule of Equity Method Investments [Line Items]
Alternative investment, measurement input							0.0105
Filecoiner | Measurement Input, Cost of Debt | Series B Preferred Stock
Schedule of Equity Method Investments [Line Items]
Alternative investment, measurement input							0.0748
Filecoiner | Measurement Input, Price Volatility | Valuation Technique, Option Pricing Model | Series B Preferred Stock
Schedule of Equity Method Investments [Line Items]
Alternative investment, measurement input							1.46